Note 6 - Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
	2024	2023

Gain on sale of building asset	-	(4,351)
Other income	(3,239)	(1,459)
	$(3,239)	$(5,810)